Contents of Significant Accounts - Defined Benefit Plan Recognized on the Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of defined benefit plans [Abstract]
Present value of the defined benefit obligation		$ (5,671,058)	$ (5,482,265)
Fair value of plan assets		1,532,539	1,513,371
Funded status		(4,138,519)	(3,968,894)
Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$ (139,626)	$ (4,138,519)	$ (3,968,894)